Segment Information	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information
25.	Segment Information
The Group CEO, as the Chief Operating Decision Maker (“CODM”), regularly assesses segment performance and allocates management resources by using the amount equivalent to income before income taxes attributable to ORIX Corporation Shareholders of each business segment.
An overview of the operations for each of the ten operating segments follows below.

Corporate Financial Services and Maintenance Leasing	:	Finance and fee business; leasing and rental of automobiles, electronic measuring instruments and ICT-related equipment
Real Estate	:	Real estate development, rental and management; facility operations; real estate asset management
PE Investment and Concession	:	Private equity investment and concession
Environment and Energy	:	Domestic and overseas renewable energy; electric power retailing; ESCO services; sales of solar panels; recycling and waste management
Insurance	:	Life insurance
Banking and Credit	:	Banking and consumer finance
Aircraft and Ships	:	Aircraft investment and management; ship-related finance and investment, maritime asset management and ship brokerage
ORIX USA	:	Finance, investment and asset management in the Americas
ORIX Europe	:	Asset management of global equity and fixed income
Asia and Australia	:	Finance and investment businesses in Asia and Australia
The accounting policies of the segments are almost the same as those described in Note 2 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to noncontrolling interests, and net income attributable to redeemable noncontrolling interests. The chief operating decision maker evaluates segment performance based on the amount equivalent to income before income taxes attributable to ORIX Corporation shareholders. Therefore, net income attributable to noncontrolling interests, net income attributable to redeemable noncontrolling interests, and income tax expenses are not included in segment profit or loss. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment and excluding the expenses that should be borne by ORIX Group as a whole, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as certain interest expenses and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are total assets except for certain cash and head office assets.

Segment information for the six months ended September 30, 2024 and six months ended September 30, 2025 is as follows:

	Millions of yen
	Six months ended September 30, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥30,890	¥2,467	¥5,978	¥616	¥159	¥28,818	¥3,333
Gains on investment securities and dividends	1,460	845	586	(8)	0	65	139
Operating leases	139,859	37,842	20,605	39	0	0	41,900
Life insurance premiums and related investment income	0	0	0	0	235,014	0	0
Sales of goods and real estate	1,812	61,793	122,384	1,481	0	0	196
Services income	54,783	157,232	31,473	86,834	(1)	1,567	5,734

Total Segment Revenues	228,804	260,179	181,026	88,962	235,172	30,450	51,302

Interest expense	3,278	1,172	1,655	6,211	81	2,745	8,563
Costs of operating leases	98,878	11,941	13,072	9	0	0	17,581
Life insurance costs	0	0	0	0	166,834	0	0
Costs of goods and real estate sold	1,489	49,789	84,951	836	0	0	199
Services expense	29,522	125,059	21,928	65,705	0	4,433	2,151
Other (income) and expense*	8,757	703	(449)	562	(140)	106	(2,543)
Selling, general and administrative expenses	45,051	20,873	43,194	10,828	27,539	10,635	5,004
Provision for credit losses, and write-downs of long-lived assets and securities	1,060	60	93	238	1	308	(0)

Total Segment Expenses	188,035	209,597	164,444	84,389	194,315	18,227	30,955

Equity in Net income (Loss) of equity method investments and others	4,797	(225)	30,415	(2,227)	(0)	884	11,664

Segment Profits	45,566	50,357	46,997	2,346	40,857	13,107	32,011

Significant non-cash items:
Depreciation and amortization	77,763	9,494	12,910	16,713	14,842	326	13,728
Increase in policy liabilities and policy account balances	0	0	0	0	41,053	0	0
Expenditures for long-lived assets	100,876	40,706	7,941	21,293	77	0	174,188

	Millions of yen
	Six months ended September 30, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥53,163	¥1,990	¥37,885	¥165,299
Gains on investment securities and dividends	(280)	3,821	(47)	6,581
Operating leases	292	0	67,510	308,047
Life insurance premiums and related investment income	0	0	0	235,014
Sales of goods and real estate	235	0	246	188,147
Services income	22,255	120,866	12,016	492,759

Total Segment Revenues	75,665	126,677	117,610	1,395,847

Interest expense	22,225	373	20,972	67,275
Costs of operating leases	649	0	48,902	191,032
Life insurance costs	0	0	0	166,834
Costs of goods and real estate sold	151	0	229	137,644
Services expense	854	32,629	7,599	289,880
Other (income) and expense*	(2,284)	4,609	(621)	8,700
Selling, general and administrative expenses	45,360	69,026	21,782	299,292
Provision for credit losses, and write-downs of long-lived assets and securities	1,617	115	4,555	8,047

Total Segment Expenses	68,572	106,752	103,418	1,168,704

Equity in Net income (Loss) of equity method investments and others	9,514	872	4,932	60,626

Segment Profits	16,607	20,797	19,124	287,769

Significant non-cash items:
Depreciation and amortization	1,736	3,202	47,103	197,817
Increase in policy liabilities and policy account balances	0	0	0	41,053
Expenditures for long-lived assets	878	480	86,152	432,591

*
“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment losses on goodwill and other intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

	Millions of yen
	Six months ended September 30, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥35,585	¥2,439	¥6,433	¥3,772	¥72	¥39,642	¥2,020
Gains on investment securities and dividends	2,398	1,103	475	20,092	0	(3,976)	251
Operating leases	150,390	25,700	17,492	48	0	0	44,048
Life insurance premiums and related investment income	0	0	0	0	300,947	0	0
Sales of goods and real estate	2,020	64,965	134,971	1,534	0	0	553
Services income	54,211	179,647	38,124	89,295	0	1,237	9,064

Total Segment Revenues	244,604	273,854	197,495	114,741	301,019	36,903	55,936

Interest expense	5,666	2,566	2,436	6,946	259	8,790	10,189
Costs of operating leases	103,609	12,224	11,359	9	0	0	23,031
Life insurance costs	0	0	0	0	221,076	0	0
Costs of goods and real estate sold	1,631	54,982	94,912	1,022	0	0	420
Services expense	29,578	133,414	25,863	65,685	0	4,289	3,857
Other (income) and expense*	10,190	(3,014)	(4,027)	(5,249)	(3)	13	1,282
Selling, general and administrative expenses	44,986	22,995	44,318	12,875	28,857	11,961	6,657
Provision for credit losses, and write-downs of long-lived assets and securities	609	138	936	335	(26)	207	(1)

Total Segment Expenses	196,269	223,305	175,797	81,623	250,163	25,260	45,435

Equity in Net income (Loss) of equity method investments and others	10,305	(1,455)	34,959	86,567	(0)	886	11,451

Segment Profits	58,640	49,094	56,657	119,685	50,856	12,529	21,952

Significant non-cash items:
Depreciation and amortization	82,359	9,409	10,476	15,972	12,195	(100)	16,487
Increase in policy liabilities and policy account balances	0	0	0	0	196,700	0	0
Expenditures for long-lived assets	121,442	25,671	8,878	21,758	102	65	121,490

	Millions of yen
	Six months ended September 30, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥51,219	¥1,518	¥35,309	¥178,009
Gains on investment securities and dividends	7,801	9,437	167	37,748
Operating leases	1,038	0	67,820	306,536
Life insurance premiums and related investment income	0	0	0	300,947
Sales of goods and real estate	575	0	219	204,837
Services income	24,039	122,930	11,168	529,715

Total Segment Revenues	84,672	133,885	114,683	1,557,792

Interest expense	24,980	265	18,916	81,013
Costs of operating leases	1,297	0	48,393	199,922
Life insurance costs	0	0	0	221,076
Costs of goods and real estate sold	267	0	198	153,432
Services expense	867	33,764	7,235	304,552
Other (income) and expense*	(395)	3,429	(325)	1,901
Selling, general and administrative expenses	49,684	74,172	22,405	318,910
Provision for credit losses, and write-downs of long-lived assets and securities	6,911	148	2,877	12,134

Total Segment Expenses	83,611	111,778	99,699	1,292,940

Equity in Net income (Loss) of equity method investments and others	(2,864)	(28)	4,709	144,530

Segment Profits	(1,803)	22,079	19,693	409,382

Significant non-cash items:
Depreciation and amortization	717	3,365	46,718	197,598
Increase in policy liabilities and policy account balances	0	0	0	196,700
Expenditures for long-lived assets	1,796	303	89,653	391,158

*
“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment losses on goodwill and other intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

Segment information as of March 31, 2025 and September 30, 2025 is as follows:

	Millions of yen
	As of March 31, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥569,380	¥45,810	¥1,640	¥2,092	¥0	¥0	¥0
Installment loans	424,370	30	124,411	3,609	12,805	2,511,736	36,119
Investment in operating leases	557,625	311,377	46,796	237	26,167	0	599,813
Investment in securities	29,690	6,209	6,117	32,032	2,234,453	305,441	9,387
Property under facility operations and servicing assets	43,857	175,153	53,832	487,241	0	0	28
Inventories	433	182,652	41,021	2,551	0	0	1,588
Advances for finance lease and operating lease	6,177	78,044	3	0	0	0	27,816
Equity method investments	16,375	177,956	148,274	170,946	35,865	43,934	402,567
Advances for property under facility operations	143	7,401	728	70,081	0	0	0
Goodwill, intangible assets acquired in business combinations*1	25,268	50,801	331,003	120,743	4,452	0	43,024
Other assets*2	211,247	122,860	269,119	126,643	695,492	283,460	111,631

Segment Assets	1,884,565	1,158,293	1,022,944	1,016,175	3,009,234	3,144,571	1,231,973

	Millions of yen
	As of March 31, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥451	¥0	¥547,966	¥1,167,339
Installment loans	652,805	0	315,128	4,081,013
Investment in operating leases	21,260	0	394,764	1,958,039
Investment in securities	487,022	86,008	37,768	3,234,127
Property under facility operations and servicing assets	76,469	0	1,844	838,424
Inventories	137	0	615	228,997
Advances for finance lease and operating lease	0	0	4,833	116,873
Equity method investments	54,817	8,578	260,395	1,319,707
Advances for property under facility operations	0	0	51	78,404
Goodwill, intangible assets acquired in business combinations*1	171,884	354,801	6,986	1,108,962
Other assets*2	129,094	219,919	155,277	2,324,742

Segment Assets	1,593,939	669,306	1,725,627	16,456,627

*1.	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests or redeemable noncontrolling interests.
In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥6,660 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.

	Millions of yen
	As of September 30, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥569,392	¥42,489	¥1,375	¥1,838	¥0	¥0	¥11,768
Installment loans	397,929	21	129,094	4,884	13,849	2,631,885	25,993
Investment in operating leases	583,204	329,729	46,504	229	26,050	0	626,577
Investment in securities	32,341	10,042	6,371	148,462	2,296,469	255,716	4,506
Property under facility operations and servicing assets	43,219	158,463	66,860	487,081	0	0	26
Inventories	643	192,716	41,897	2,330	0	0	1,842
Advances for finance lease and operating lease	5,242	66,865	39	0	0	0	34,820
Equity method investments	8,338	206,442	190,703	10,365	40,348	43,840	402,807
Advances for property under facility operations	19	7,578	3,383	74,608	0	0	0
Goodwill, intangible assets acquired in business combinations*1	24,774	49,752	337,643	112,496	4,452	0	50,960
Other assets*2	190,215	96,249	230,925	135,079	759,477	322,176	96,755

Segment Assets	1,855,316	1,160,346	1,054,794	977,372	3,140,645	3,253,617	1,256,054

	Millions of yen
	As of September 30, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥428	¥0	¥573,261	¥1,200,551
Installment loans	721,213	0	283,373	4,208,241
Investment in operating leases	27,312	0	438,307	2,077,912
Investment in securities	508,690	95,095	35,054	3,392,746
Property under facility operations and servicing assets	75,660	0	2,033	833,342
Inventories	518	0	206	240,152
Advances for finance lease and operating lease	0	0	3,217	110,183
Equity method investments	79,389	8,517	249,690	1,240,439
Advances for property under facility operations	0	0	0	85,588
Goodwill, intangible assets acquired in business combinations*1	329,036	377,703	6,840	1,293,656
Other assets*2	174,922	238,474	149,136	2,393,408

Segment Assets	1,917,168	719,789	1,741,117	17,076,218

*1.
In ORIX USA segment, there are
no
goodwill or intangible assets acquired in business combinations related to noncontrolling interests. Goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥45,355 million.

In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥6,841 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.

*2.
Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.

The reconciliation of segment totals to the condensed consolidated financial statement amounts is as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Segment revenues:
Total revenues for segments	¥1,395,847	¥1,557,792
Revenues related to corporate assets	34,620	43,292
Revenues from inter-segment transactions	(26,834)	(36,587)

Total consolidated revenues	¥1,403,633	¥1,564,497

Segment profits:
Total profits for segments	¥287,769	¥409,382
Corporate profits (losses)	(30,109)	(21,949)
Net income (loss) attributable to the noncontrolling interests and net income (loss) attributable to the redeemable noncontrolling interests	(669)	4,049

Total consolidated income before income taxes	¥256,991	¥391,482

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category for the six months ended September 30, 2024 and 2025.
For the six months ended September 30, 2024

	Millions of yen
	Six months ended September 30, 2024
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥1,812	¥1,972	¥122,384	¥1,481	¥0	¥0	¥196
Real estate sales	0	59,821	0	0	0	0	0
Asset management and servicing	170	3,549	0	63	0	0	22
Automobile related services	32,327	0	0	106	0	0	0
Facilities operation	0	40,003	0	0	0	0	0
Environment and energy services	1,747	23	36	86,340	0	0	0
Real estate management and brokerage	0	51,132	0	0	0	0	0
Real estate contract work	0	51,013	22,973	0	0	0	0
Other	20,539	1,002	8,464	310	(1)	1,567	5,712

Total revenues from contracts with customers	56,595	208,515	153,857	88,300	(1)	1,567	5,930

Other revenues *	172,209	51,664	27,169	662	235,173	28,883	45,372

Segment revenues/Total revenues	¥228,804	¥260,179	¥181,026	¥88,962	¥235,172	¥30,450	¥51,302

	Millions of yen
	Six months ended September 30, 2024
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥235	¥0	¥246	¥128,326	¥2,727	¥131,053
Real estate sales	0	0	0	59,821	0	59,821
Asset management and servicing	6,845	120,784	37	131,470	(116)	131,354
Automobile related services	0	0	11,239	43,672	0	43,672
Facilities operation	0	0	0	40,003	675	40,678
Environment and energy services	0	0	0	88,146	(681)	87,465
Real estate management and brokerage	0	0	0	51,132	(713)	50,419
Real estate contract work	0	0	0	73,986	(896)	73,090
Other	1,376	82	647	39,698	5,790	45,488

Total revenues from contracts with customers	8,456	120,866	12,169	656,254	6,786	663,040

Other revenues *	67,209	5,811	105,441	739,593	1,000	740,593

Segment revenues/Total revenues	¥75,665	¥126,677	¥117,610	¥1,395,847	¥7,786	¥1,403,633

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

For the six months ended September 30, 2025

	Millions of yen
	Six months ended September 30, 2025
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,020	¥2,155	¥134,971	¥1,534	¥0	¥0	¥553
Real estate sales	0	62,810	0	0	0	0	0
Asset management and servicing	101	3,815	0	68	0	0	16
Automobile related services	34,607	0	0	93	0	0	0
Facilities operation	0	50,019	790	0	0	0	0
Environment and energy services	1,826	24	0	87,618	0	0	0
Real estate management and brokerage	0	53,886	0	0	0	0	0
Real estate contract work	396	49,015	26,653	0	0	0	0
Other	17,229	787	10,681	867	0	1,237	9,048

Total revenues from contracts with customers	56,179	222,511	173,095	90,180	0	1,237	9,617

Other revenues *	188,425	51,343	24,400	24,561	301,019	35,666	46,319

Segment revenues/Total revenues	¥244,604	¥273,854	¥197,495	¥114,741	¥301,019	¥36,903	¥55,936

	Millions of yen
	Six months ended September 30, 2025
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥575	¥0	¥219	¥142,027	¥2,127	¥144,154
Real estate sales	0	0	0	62,810	0	62,810
Asset management and servicing	6,265	122,908	251	133,424	(163)	133,261
Automobile related services	0	0	9,990	44,690	(78)	44,612
Facilities operation	0	0	0	50,809	869	51,678
Environment and energy services	0	0	0	89,468	(650)	88,818
Real estate management and brokerage	0	0	0	53,886	(695)	53,191
Real estate contract work	0	0	0	76,064	(827)	75,237
Other	6,151	22	815	46,837	4,985	51,822

Total revenues from contracts with customers	12,991	122,930	11,275	700,015	5,568	705,583

Other revenues *	71,681	10,955	103,408	857,777	1,137	858,914

Segment revenues/Total revenues	¥84,672	¥133,885	¥114,683	¥1,557,792	¥6,705	¥1,564,497

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.